The BeeHive Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2021
1
The following is a summary of the inputs used to value the Fund's investments as of September 30, 2021.
The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments.
These inputs are summarized in the three broad levels listed below:
Level 1 – quoted prices in active markets for identical assets
Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level
2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of
Investments for a further breakout of each security by industry.
THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN
CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO
FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S
AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE
REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S
SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY
TYPES INVESTED BY THE FUND.
Shares Security Description Value
Common Stock - 96.3%
Consumer Discretionary - 15.1%
35,760 Aptiv PLC
(a)
$ 5,327,167
98,520 Comcast Corp., Class A 5,510,224
109,550 General Motors Co.
(a)
5,774,380
108,720 Prosus NV, ADR 1,743,869
56,513 Restaurant Brands International, Inc. 3,458,030
13,930 Whirlpool Corp. 2,839,770
24,653,440
Consumer Staples - 8.4%
63,600 Molson Coors Beverage Co., Class B 2,949,768
81,940 Mondelez International, Inc., Class A 4,767,269
49,750 Nestle SA, ADR 5,980,448
13,697,485
Financials - 14.7%
15,320 Aon PLC, Class A 4,377,996
11,720 Berkshire Hathaway, Inc., Class B
(a)
3,198,857
36,970 Chubb, Ltd. 6,413,556
42,950 Intercontinental Exchange, Inc. 4,931,519
31,610 JPMorgan Chase & Co. 5,174,241
24,096,169
Health Care - 8.1%
17,055 Gilead Sciences, Inc. 1,191,292
77,467 Tabula Rasa HealthCare, Inc.
(a)
2,030,410
17,720 Thermo Fisher Scientific, Inc. 10,123,967
13,345,669
Industrials - 6.0%
61,030 Berry Global Group, Inc.
(a)
3,715,507
106,770 BrightView Holdings, Inc.
(a)
1,575,925
15,000 Danaher Corp. 4,566,600
9,858,032
Materials - 5.7%
32,370 Ball Corp. 2,912,329
63,950 Crown Holdings, Inc. 6,444,881
9,357,210
Real Estate - 2.2%
28,530 Prologis, Inc. REIT 3,578,518
Software & Services - 31.8%
3,082 Alphabet, Inc., Class A
(a)
8,239,789
2,251 Alphabet, Inc., Class C
(a)
5,999,613
87,110 CDK Global, Inc. 3,706,530
38,809 Fidelity National Information Services, Inc. 4,722,279
39,990 Fiserv, Inc.
(a)
4,338,915
57,755 Microsoft Corp. 16,282,289
59,860 Oracle Corp. 5,215,602
23,530 VMware, Inc., Class A
(a)
3,498,911
52,003,928
Technology Hardware & Equipment - 4.3%
49,765 Apple, Inc. 7,041,748
Total Common Stock (Cost $70,428,160) 157,632,199
Shares Security Description Value
Money Market Fund - 3.7%
6,115,014 First American Treasury Obligations Fund,
Class X, 0.01%
(b)
(Cost $6,115,014) 6,115,014
Investments, at value - 100.0% (Cost $76,543,174) $ 163,747,213
Other Assets & Liabilities, Net - 0.0% (64,232)
Net Assets - 100.0% $ 163,682,981
ADR American Depositary Receipt
PLC Public Limited Company
REIT Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2021.
Valuation Inputs
Investments in
Securities
Level 1 - Quoted Prices $ 157,632,199
Level 2 - Other Significant Observable Inputs 6,115,014
Level 3 - Significant Unobservable Inputs –
Total $ 163,747,213